Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2023	2024
Short-term borrowing:
Bank loan (i)	4,783,000	4,490,000
Other short-term financing arrangements (ii)	302,411	1,239,561
Current portion of long-term borrowings:
Current portion of convertible notes (iii)	3,286,640	2,706,285
Current portion of long-term bank loan (iv)	1,144,420	639,180
Current portion of other financing arrangements (ii)	26,204	52,157
Current portion of asset-backed securities and notes (v)	278,823	—
Long-term borrowings:
Bank loan (iv)	1,198,380	2,965,490
Convertible notes (iii)	11,575,725	8,166,996
Other financing arrangements (ii)	268,756	308,269
Total	22,864,359	20,567,938

				As of December 31, 2023			As of December 31, 2024
					Current portion	Long-term portion		Current portion	Long-term portion
	Date of		Maturity/	Outstanding	according to	according to	Outstanding	according to	according to
Ref.	borrowing	Lender/Banks	Repayment date	loan	repayment schedule	repayment schedule	loan	repayment schedule	repayment schedule
1	March 7, 2022	Bank of Beijing	March 6,2024	147,000	147,000	—	—	—	—
2	June 15, 2022	Bank of Shanghai	June 15, 2025	126,660	46,320	80,340	80,340	80,340	—
3	June 22, 2022	Hang Seng Bank	June 22, 2024	120,000	120,000	—	—	—	—
4	July 25, 2022	China Construction Bank	July 25, 2029	6,800	340	6,460	6,460	1,360	5,100
5	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	10,200	510	9,690	9,690	2,040	7,650
6	August 24, 2022	China Construction Bank	July 25, 2029	19,800	990	18,810	18,810	3,960	14,850
7	January 19, 2023	China Construction Bank	July 25, 2029	313,400	15,670	297,730	297,730	62,680	235,050
8	January 20, 2023	Industrial and Commercial Bank of China	July 25, 2029	499,800	24,990	474,810	474,810	99,960	374,850
9	February 24,2023	Bank of Beijing	February 24,2025	127,500	30,000	97,500	—	—	—
10	March 31, 2023	Bank of Shanghai	April 30, 2024	650,000	650,000	—	—	—	—
11	September 18, 2023	Bank of Shanghai	September 18,2026	321,640	108,600	213,040	213,040	108,600	104,440
12	March 18, 2024	China Construction Bank	January 15,2031	—	—	—	637,010	29,900	607,110
13	March 18, 2024	Industrial and Commercial Bank of China	January 15,2031	—	—	—	497,660	23,360	474,300
14	March 18, 2024	China Minsheng Bank	January 15,2031	—	—	—	497,670	23,380	474,290
15	March 18, 2024	Agricultural Bank of China	January 15,2031	—	—	—	497,660	23,360	474,300
16	April 12, 2024	Bank of Shanghai	January 11, 2027	—	—	—	145,550	72,600	72,950
17	May 15, 2024	Bank of Shanghai	February15,2027	—	—	—	228,240	107,640	120,600
	Total			2,342,800	1,144,420	1,198,380	3,604,670	639,180	2,965,490